Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Fund listed below:

Invesco V.I. Mid Cap Growth Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco V.I. Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco V.I. Mid Cap Growth Fund
Ronald J. Zibelli, Jr.[1]	None[2]
Justin Livengood[1]	None[2]”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco V.I. Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco V.I. Mid Cap Growth Fund
Ronald J. Zibelli, Jr.[1]	6	$5,084.9	1	$55.7	1	$0.9	[3]
Justin Livengood[1]	2	$2,154.9	None	None	None	None”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.
2

The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

3

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Mid Cap Core Equity Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco V.I. Core Equity Fund”; “– Invesco V.I. Core Plus Bond Fund”; and “– Invesco V.I. Mid Cap Core Equity Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco V.I. Core Equity Fund
Manind (“Mani”) Govil[1]	None[2]
Benjamin Ram[1]	None[2]
Paul Larson[1]	None[2]
Invesco V.I. Core Plus Bond Fund
Matthew Brill	None[2]
Chuck Burge	None[2]
Michael Hyman	None[2]
Joseph Portera	None[2]
Scott Roberts	None[2]
Invesco V.I. Mid Cap Core Equity Fund
Raymond Anello[1]	None[2]
Kristin Ketner[1]	None[2]
Magnus Krantz[1]	None[2]
Matthew P. Ziehl[1]	None[2]
Raman Vardharaj[1]	None[2]
Adam Weiner[1]	None[2]
Joy Budzinski[1]	None2”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.
2

The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco V.I. Core Equity Fund”; “– Invesco V.I. Core Plus Bond Fund”; and “– Invesco V.I. Mid Cap Core Equity Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco V.I. Core Equity Fund
Manind (“Mani”) Govil [1]	7	$15,592.1	None	None	None		None
Benjamin Ram[1]	6	$12,880.2	None	None	None		None
Paul Larson[1]	4	$16,689.7	None	None	None		None
Invesco V.I. Core Plus Bond Fund
Matthew Brill	5	$6,933.1	4	$676.5	None		None
Chuck Burge	10	$23,390.0	3	$4,371.5	1		$169.4
Michael Hyman	6	$6,969.7	10	$3,320.6	1	[3]	$0.22	[3]
Joseph Portera	4	$5,153.4	4	$895.1	None		None
Scott Roberts	6	$6,815.1	4	$674.8	None		None
Invesco V.I. Mid Cap Core Equity Fund
Raymond Anello[1]	5	$3,986.0	None	None	1		$35.5
Kristin Ketner[1]	5	$3,986.0	None	None	1		$35.5
Magnus Krantz[1]	5	$3,986.0	None	None	1		$35.5
Matthew P. Ziehl[1]	5	$3,986.0	None	None	1		$35.5
Raman Vardharaj[1]	6	$6,697.9	None	None	1		$35.5
Adam Weiner[1]	5	$3,986.0	None	None	1		$35.5
Joy Budzinski[1]	5	$3,986.0	None	None	1		$35.5”

3

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco Oppenheimer V.I. Capital Appreciation Fund

Invesco Oppenheimer V.I. Conservative Balanced Fund

Invesco Oppenheimer V.I. Global Strategic Income Fund

Invesco Oppenheimer V.I. Total Return Bond Fund

This supplement amends the Statement of Additional Information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Capital Appreciation Fund/VA”; “– Oppenheimer Conservative Balanced Fund/VA”; “– Oppenheimer Global Strategic Income Fund/VA”; and “– Oppenheimer Total Return Bond Fund/VA” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Capital Appreciation Fund/VA
Erik Voss[1]	None
Ido Cohen[1]	None
Oppenheimer Conservative Balanced Fund/VA
Magnus Krantz	None
Michael Hyman[2]	None
Oppenheimer Global Strategic Income Fund/VA
Hemant Baijal	None
Christopher (Chris) Kelly	None
Oppenheimer Total Return Bond Fund/VA
Peter A. Strzalkowski	None
Michael Hyman[1]	None”

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Funds as of this same date.

2

The portfolio manager began serving on the Fund effective July 3, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Funds as of this same date.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed –Oppenheimer Capital Appreciation Fund/VA”; “– Oppenheimer Conservative Balanced Fund/VA”; “– Oppenheimer Global Strategic Income Fund/VA”; and “– Oppenheimer Total Return Bond Fund/VA” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Capital Appreciation Fund/VA
Erik Voss[1]	6	$14,163.0	None	None	None	None
Ido Cohen[1]	3	$13,043.0	1	$1,641.4	None	None
Oppenheimer Conservative Balanced Fund/VA
Magnus Krantz	6	$4,730.0	None	None	1	$32.48
Michael Hyman[2]	6	$3,508.4	10	$3,315.0	1	$0.2	[3]
Oppenheimer Global Strategic Income Fund/VA
Hemant Baijal	4	$8,500.0	3	$165.99	0	$0
Christopher (Chris) Kelly	3	$8,610.0	2	$29.30	0	$0
Oppenheimer Total Return Bond Fund
Peter A. Strzalkowski	3	$4,640.0	None	None	0	$0
Michael Hyman[1]	6	$3,508.4	10	$3,315.0	1	$0.2	[3]”

3

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.